Business segment information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Assets	$ 2,841,332	$ 2,907,512
Ireland
Segment Reporting Information [Line Items]
Assets	1,625,180	1,323,181
Rest of Europe
Segment Reporting Information [Line Items]
Assets	615,734	660,797
U.S.
Segment Reporting Information [Line Items]
Assets	417,718	755,271
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 182,700	$ 168,263